Property, Plant & Equipment - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount of leased assets	$ 46,641	$ 51,918
Mineral properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation on non-cash additions of mining assets	3,771	6,371
Increase in Carrying Value of Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decreased) in rehabilitation cost asset	(12,374)
Aley niobium project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized development costs	2,701	1,713
Property acquisition costs	5,436	5,436
Florence copper project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized development costs	36,520	15,245
Property acquisition costs	94,434
New prosperity gold-copper property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property acquisition costs	1	1
Harmony gold property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property acquisition costs	1	1
Gibraltar mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized stripping costs	52,598	75,408
Other capital expenditures	$ 10,975	$ 10,728